ACCOUNTS RECEIVABLE (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful accounts
Balance at beginning of period	3,347	3,260	2,022
Additions	1,804	789	1,575
Write-offs	(4,048)	(702)	(337)
Balance at end of period	1,103	3,347	3,260